BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases - (Details) $ in Millions, $ in Millions	Jan. 01, 2019 COP ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
lease liabilities			$ 7,347	$ 10,912
Deferred tax asset		$ 105.0	341,338	139,423	[2]
Deferred tax liability		665.0	2,160,942	1,696,843	[2]
Retained earnings		$ 2,645.8	$ 8,598,319	$ 7,174,418	[2]
Forecast | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets	$ 2,098,731
lease liabilities	2,138,990
Deferred tax asset	644,541
Deferred tax liability	633,632
Retained earnings	$ 29,350

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.